SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Summary of the share options activities

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	years	USD
Outstanding as of March 31, 2015	3,885,667	2.66
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(1,981,600)	2.72

Outstanding as of March 31, 2016	1,904,067	2.61
Granted	900,000	1.71
Exercised	—	—
Forfeited	(100,000)	1.71
Expired	(253,000)	3.60

Outstanding as of March 31, 2017	2,451,067	2.21
Granted	50,000	2.35
Exercised	—	—
Forfeited	(50,000)	1.71
Expired	(74,000)	3.60

Outstanding as of December 31, 2017	2,377,067	2.18

Vested and expected to vest as of December 31, 2017	2,377,067	2.18	7.46	556,612

Exercisable as of December 31, 2017	842,337	2.54	6.23	51,431

Schedule of information relating to options outstanding and exercisable

Options outstanding as of December 31, 2017			Options exercisable as of December 31, 2017
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
100,000	4.75	0.07	100,000	4.75	0.07
7,607	2.69	1.16	7,607	2.69	1.16
1,469,460	2.24	7.12	734,730	2.24	7.12
750,000	1.71	9.05	—	—	—
50,000	2.35	9.61	—	—	—

2,377,067	2.18	7.46	842,337	2.54	6.23

Summary of assumptions used in the valuation model

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017

Expected dividend yield	0%	0%	8.7%
Expected volatility	50%	63%	60%
Expected term	0.25	6.08	6.08
Risk-free interest rate (per annum)	0.72%	1.98%	1.96%

Non-vested shares
SHARE-BASED COMPENSATION
Summary of the non-vested shares activities

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2015	445,000	3.819
Granted	—	—
Vested	(325,000)	4.437
Forfeited	—	—

Outstanding at March 31, 2016	120,000	2.145

Granted	2,700,000	1.650
Vested	(60,000)	2.145
Forfeited	(60,000)	1.650

Outstanding at March 31, 2017	2,700,000	1.661

Granted	—	—
Vested	(60,000)	2.145
Forfeited	(15,000)	1.650

Outstanding at December 31, 2017	2,625,000	1.650

Schedule of allocation of recognized compensation expense for non-vested shares

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Cost of revenues	90,002	455,115	1,791,786
Research and development	75,834	495,440	2,130,513
Sales and marketing	150,420	525,542	2,051,481
General and administrative	808,054	1,403,224	5,401,445

Total share-based compensation expense	1,124,310	2,879,321	11,375,225